Change in Fiscal Year End	11 Months Ended
Dec. 29, 2013
Change in Fiscal Year End [Abstract]
Change in Fiscal Year End
Change in Fiscal Year End

The Company changed its fiscal year end from the Sunday closest to April 30 to the Sunday closest December 31, effective December 29, 2013. The consolidated statement of operations are provided below for the Successor period February 8, 2013 to December 29, 2013, the Predecessor period April 29, 2013 to June 7, 2013, and the eight months ended December 23, 2012. The financial information provided for the eight months ended December 23, 2012 is unaudited since it represented an interim period of fiscal year 2013. The unaudited financial information for the eight-month period ended December 23, 2012 (based on the Company's former fiscal month end), include all normal recurring adjustments necessary for a fair statement of the results for that period.

H. J. Heinz Corporation II and Subsidiaries
Condensed Consolidated Statements of Operations

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	December 23, 2012 FY2013
	(29 Weeks)	(6 Weeks)	(34 Weeks)
			(Unaudited)
	(In thousands)
Sales	$6,239,562	$1,112,872	$7,438,060
Gross profit	$1,651,771	$383,335	$2,692,003
(Benefit from)/provision for income taxes	$(231,623)	$61,097	$142,528
(Loss)/income from continuing operations	$(66,082)	$(191,424)	$769,272
Loss from discontinued operations, net of tax	$(5,636)	$(1,273)	$(36,322)
Net (loss)/income attributable to H. J. Heinz Corporation II	$(77,021)	$(195,571)	$722,331